[Letterhead of Entergy Texas, Inc.]

March 14, 2008

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Entergy Texas, Inc. Registration Statement on Form 10

Ladies and Gentlemen:

Entergy Texas, Inc., a Texas corporation ("Entergy Texas"), pursuant to the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the rules and regulations promulgated thereunder, submits for filing, via direct electronic transmission, a registration statement on Form 10 of Entergy Texas (the "Registration Statement"), including exhibits. The Registration Statement relates to Entergy Texas' common stock, no par value.

Entergy Texas is a wholly-owned subsidiary of the public company Entergy Corporation (file no. 001-11299) and meets the requirements set forth in General Instruction I(1) of Form 10-K. In accordance with the Securities and Exchange Commission Division of Corporation Finance's Publicly Available Telephone Interpretation No. S.24, the Registration Statement omits certain disclosure items that correspond to the disclosure items that Entergy Texas would be permitted to omit from a Form 10-K pursuant to General Instruction I(2) of Form 10-K. Entergy Texas is reducing its disclosure by not including Items 4 through 7 in this Form 10.

Please telephone the undersigned at (504) 576-2095 if you have any questions or need any additional information.

Very truly yours,

/s/ Paul A. Castanon

Paul A. Castanon